EQUI-VEST® (Series 901)

Equitable Financial Life Insurance Company

Issued through: Separate Account A

Summary Prospectus for Existing Investors

May 1, 2021

This summary prospectus (the “Summary Prospectus”) summarizes key features of the contract. The statutory prospectus (the “prospectus”) and Statement of Additional Information ("SAI") for the contract contain more information about the contract’s features, benefits, and risks. The prospectus and SAI are incorporated by reference into this updating Summary Prospectus. You can find the current prospectus, SAI and other information about the contract online at www.equitable.com/ICSR#EQH146659. You can also obtain this information at no cost by calling 1-877-522-5035, by sending an email request to EquitableFunds@dfinsolutions.com, or by calling your financial intermediary.

The EQUI-VEST® (Series 901) are variable and fixed deferred annuity contracts. The contracts provide for the accumulation of retirement savings and for income. The contracts offer income and death benefit protection as well. They also offer a number of payout options.

Additional information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.

Electronic delivery of shareholder reports (pursuant to Rule 30e-3). Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the shareholder reports for portfolio companies available under your contract will no longer be sent by mail, unless you specifically request paper copies of the reports from the Company or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications electronically from the Company by calling (800) 628-6673 or by calling your financial intermediary.

You may elect to receive all future reports in paper free of charge. You can inform the Company that you wish to continue receiving paper copies of your shareholder reports by calling 1-877-522-5035, by sending an email request to EquitableFunds@dfinsolutions.com, or by calling your financial intermediary. Your election to receive reports in paper will apply to all portfolio companies available under your contract.

Updated Information About Your Contract

The information in this Summary Prospectus is a summary of certain contract features that have changed since the prospectus dated May 1, 2020. This may not reflect all of the changes that have occurred since you entered into your contract.

INVESTMENT OPTIONS

Investment Options Added to the Contract

New Investment Options
EQ/Aggressive Growth Strategy
EQ/Morgan Stanley Small Cap Growth

Portfolio Company and Variable Investment Option Mergers

Acquired Investment Option (no longer available for investment)		Acquiring Investment Option
Charter Moderate	merged into	EQ/All Asset Growth Allocation
Charter Small Cap Growth	merged into	EQ/Morgan Stanley Small Cap Growth
Charter Small Cap Value	merged into	1290 VT Small Cap Value
EQ/Franklin Templeton Allocation Managed Volatility	merged into	EQ/Aggressive Growth Strategy
EQ/Templeton Global Equity Managed Volatility	merged into	1290 VT SmartBeta Equity
Multimanager Mid Cap Growth	merged into	EQ/Janus Enterprise
Multimanager Mid Cap Value	merged into	EQ/American Century Mid Cap Value

Variable Investment Option Name Changes

Old Name	New Name
EQ/BlackRock Basic Value Equity	EQ/Value Equity

OTHER

Company Name Changes

Old Name	New Name
AXA Equitable Life Insurance Company	Equitable Financial Life Insurance Company
AXA Advisors, LLC	Equitable Advisors, LLC
AXA Distributors, LLC	Equitable Distributors, LLC
AXA Equitable Funds Management Group, LLC	Equitable Investment Management Group, LLC
AXA Equitable Network, LLC	Equitable Network, LLC

Important Information You Should Consider About the Contract

FEES AND EXPENSES
Charges for Early Withdrawals

If you surrender your contract, apply your cash value to a non-life contingent annuity payment option, or withdraw money from the contract within 10 years following your last contribution, a withdrawal charge of up to 6% may apply as set forth in the contract and participation certificate. For example, if you make a withdrawal in the first year, you could pay a withdrawal charge of up to $6,000 on a $100,000 investment.

There is an interim value adjustment for amounts withdrawn from a Segment of the SIO before Segment maturity which could result in up to a 90% loss of the Segment Investment. See the SIO prospectus for more information.

For additional information about the charges for surrenders and early withdrawals see “Withdrawal charge” in “Charges under the contracts” under “Charges and expenses” in the prospectus.

Transaction Charges

In addition to withdrawal charges, you may also be charged for other transactions (for special requests such as wire transfers, express mail, duplicate contracts, preparing checks, or third-party transfers or exchanges).

For additional information about transaction charges see “Charges that the Company deducts” in “Charges and expenses” later in the prospectus.

Ongoing Fees and Expenses (annual charges)

The contract provides for different ongoing fees and expenses. The table below describes the fees and expenses that you may pay each year under the contract, depending if you choose the options you choose. Please refer to your contract specifications page for information about the specific fees you will pay each year based the options you have elected.

	Annual Fee	Minimum	Maximum
	Base Contract(1)	0.00%	1.15%
	Investment options (Portfolio fees and expenses)(2)	0.58%	1.48%
	Optional benefits available for an additional charge (for a single optional benefit, if elected)(3)	0.15%	1.00%

(1)  Expressed as an annual percent of daily net assets in the variable investment options.

(2)  Expressed as an annual percentage of daily net assets in the Portfolio. This range is for the year ended December 31, 2020 and could change from year to year.

(3)  Depending on the benefit elected, the charge may be expressed as an annual percentage of your account value (in case of the Enhanced death benefit), or as an annual percentage of the Personal Income Benefit account value (in case of the Personal Income Benefit).

Because your contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the contract or make any other transactions, which could add withdrawal charges that substantially increase costs.

	Lowest Annual Cost $1,729	Highest Annual Cost $2,932

Assumes:

•   Investment of $100,000

•   5% annual appreciation

•   Least expensive combination of contract and Portfolio fees and expenses

•   No optional benefits

•   No sales charges

•   No additional contributions, transfers or withdrawals

Assumes:

•   Investment of $100,000

•   5% annual appreciation

•   Most expensive combination of contract, optional benefits (Personal Income Benefit and Enhanced death benefit) and Portfolio fees and expenses

•   No sales charges

•   No additional contributions, transfers or withdrawals

	For additional information about ongoing fees and expenses see “Fee Table” in the prospectus.

RISKS
Risk of Loss

The contract is subject to the risk of loss. You could lose some or all of your account value. For additional information about the risk of loss see “Principal risks of investing in the contract” later in the prospectus.

Not a Short-Term Investment

The contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash because the contract is designed to provide for the accumulation of retirement savings and income on a long-term basis. As such, you should not use the contract as a short-term investment or savings vehicle. A withdrawal charge may apply in certain circumstances and any withdrawals may also be subject to federal and state income taxes and tax penalties.

For additional information about the investment profile of the contract see “Fee Table” in the prospectus.

Risks Associated with Investment Options

An investment in the contract is subject to the risk of poor investment performance and can vary depending on the performance of the variable investment options available under the contract, (e.g., the Portfolios). Each investment option, including the guaranteed interest option and Segments of the SIO, has its own unique risks. You should review the variable investment options available under the contract before making an investment decision.

For additional information about the risks associated with investment options see “Variable investment options”, “Guaranteed interest option”, and “Portfolios of the Trusts” in “Purchasing the Contract” in the prospectus, as well as, “Risk factors” in the SIO prospectus. See also Appendix “Portfolio Companies available under the contract” in the prospectus.

Insurance Company Risks

An investment in the contract is subject to the risks related to the Company. The Company is solely responsible to the contract owner for the contract’s account value and the Guaranteed benefits. The general obligations including the guaranteed interest option, SIO, and any Guaranteed benefits under the contract are supported by our general account and are subject to our claims paying ability. An owner should look solely to our financial strength for our claims-paying ability. More information about the Company, including our financial strength ratings, may be obtained at www.equitable.com/selling-life-insurance/financial-strength-ratings.

For additional information about insurance company risks see “About the general account” in “More information” in this prospectus.

RESTRICTIONS
Investments

We may, at any time, exercise our rights to limit or terminate your contributions, allocations and transfers to any of the variable investment options (including the Personal Benefit account variable investment options) and to limit the number of variable investment options which you may select. Such rights include, among others, combining any two or more variable investment options and transferring the account value from any variable investment option to another variable investment option.

There are restrictions regarding investment options if Guaranteed benefits are elected, limits on contributions and transfers into and out of the guaranteed interest option, and restrictions or limitations with the Special DCA programs. See “Allocating your contributions” in “Purchasing the Contract” and “Transferring your account value” in “Transferring your money among investment options” in the prospectus for more information.

For more information see “About Separate Account A” in “More information” in the prospectus.

You must choose one of the two investment methods: 1) Maximum investment option choice, or 2) Maximum transfer flexibility. For more information please see “Selecting your investment method” in the prospectus.

For additional information about the investment options, including information regarding volatility management strategies and techniques, see “Portfolios of the Trusts” in “Purchasing the Contract” in the prospectus. See also the SIO prospectus.

RESTRICTIONS
Optional Benefits

At any time, we have the right to limit or terminate your contributions, allocations and transfers to any of the variable investment options. If you have funded the Personal Income Benefit (which is also known as the optional benefit) and we exercise our right to discontinue the acceptance of, and/or place additional limitations on, contributions to the contract and/or contributions and/ or transfers into the Personal Income Benefit variable investment options and you may no longer be able to fund your Personal Income Benefit account.

Investment options are limited if Guaranteed benefits are elected. Withdrawals that exceed limits specified by the terms of an optional benefit may affect the availability of the benefit by reducing the benefit by an amount greater than the value withdrawn, and/or could terminate the benefit.

For additional information about the optional benefits see “How you can purchase and contribute to your contract” in “Purchasing the Contract” in the prospectus. See also “Personal Income Benefit”, ”Death benefits”, and “Optional Semester Strategies program” in “Other Benefits” in “Benefits available under the contract” in the prospectus.

TAXES
Tax Implications

You should consult with a tax professional to determine the tax implications of an investment in, and payments received under, the contract. There is no additional tax benefit to you if the contract is purchased through a funding vehicle for employers’ Internal Revenue Code 403(b) plans: a 403(b) TSA annuity contract or 403(b)(7) custodial account and Internal Revenue Code Section 457(b) employee deferred compensation (“EDC”) plans. Withdrawals will be subject to ordinary income tax and may be subject to tax penalties. Generally, you are not taxed until you make a withdrawal from the contract.

For additional information about tax implications see “Tax information” in the prospectus.

CONFLICTS OF INTEREST
Investment Professional Compensation

Some financial professionals may receive compensation for selling the contract to you, both in the form of commissions or in the form of contribution-based compensation. Financial professionals may also receive additional compensation for enhanced marketing opportunities and other services (commonly referred to as “marketing allowances”). This conflict of interest may influence the financial professional to recommend this contract over another investment.

For additional information about compensation to financial professionals see “Distribution of the contracts” in “More information” in the prospectus.

Exchanges

Some financial professionals may have a financial incentive to offer a new contract in place of the one you already own. You should only exchange your contract if you determine, after comparing the features, fees, and risks of both contracts, that it is preferable to purchase the new contract rather than continue to own your existing contract.

For additional information about exchanges see “Charge for third-party transfer or exchange” in “Charges and expenses” in the prospectus.

Appendix: Portfolio Companies available under the contract

The following is a list of Portfolio Companies available under the contract. More information about the Portfolio Companies is available in the prospectuses for the Portfolio Companies, which may be amended from time to time and can be found online at www.equitable.com/ICSR#EQH146659. You can request this information at no cost by calling 1-877-522-5035 or by sending an email request to EquitableFunds@dfinsolutions.com. If you elect a Guaranteed benefit, you may only invest in the Portfolios listed in the designated table below.

The current expenses and performance information below reflects fee and expenses of the Portfolios, but do not reflect the other fees and expenses that your contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio’s past performance is not necessarily an indication of future performance.

Affiliated Portfolio Companies:

Type	Portfolio Name -Investment Adviser, Sub-Adviser(s), as applicable	Current Expenses	Average Annual Total Returns (as of 12/31/2020)
			1 year	5 year	10 year
Asset Allocation	1290 VT DoubleLine Dynamic Allocation - Equitable Investment Management Group, LLC (“EIMG”); DoubleLine Capital LP	1.20%^	13.10%	8.61%	8.80%
Fixed Income	1290 VT DoubleLine Opportunistic Bond - EIMG; DoubleLine Capital LP	0.95%^	4.26%	3.76%	4.01%
Equity	1290 VT Equity Income - EIMG; Barrow, Hanley, Mewhinney & Strauss LLC	0.95%^	-4.52%	1.55%	6.50%
Equity	1290 VT GAMCO Small Company Value - EIMG; GAMCO Asset Management, Inc.	1.07%	9.51%	4.48%	10.29%
Fixed Income	1290 VT High Yield Bond - EIMG; AXA Investment Managers, Inc.; Post Advisory Group, LLP	1.05%^	6.48%	5.55%	6.93%
Equity	1290 VT Small Cap Value - EIMG; BlackRock Investment Management, LLC;; Horizon Kinetics Asset Management, LLC	1.15%^	-1.51%	3.15%	8.99%
International	1290 VT SmartBeta Equity - EIMG; AXA Rosenberg Investment Management, LLC	1.10%^	10.95%	9.78%	11.26%
Equity	1290 VT Socially Responsible - EIMG; BlackRock Investment Management, LLC	0.93%	20.01%	14.33%	14.62%
Equity	EQ/2000 Managed Volatility - EIMG; AllianceBernstein L.P.; BlackRock Investment Management, LLC	0.84%	19.31%	9.35%	12.40%
Equity	EQ/400 Managed Volatility† - EIMG; AllianceBernstein L.P.; BlackRock Investment Management, LLC	0.85%^	13.47%	7.53%	11.40%
Equity	EQ/500 Managed Volatility - EIMG; AllianceBernstein L.P.; BlackRock Investment Management, LLC	0.80%	17.01%	12.61%	13.87%
Asset Allocation	EQ/AB Dynamic Moderate GrowthΔ - EIMG; AllianceBernstein L.P.	1.11%	4.43%	4.43%	5.93%
Equity	EQ/AB Small Cap Growth - EIMG; AllianceBernstein L.P.	0.92%	36.05%	17.01%	17.21%
Asset Allocation	EQ/Aggressive Allocation† - EIMG	1.16%	15.41%	9.45%	11.17%
Asset Allocation	EQ/Aggressive Growth Strategy† - EIMG	1.03%	14.52%	9.28%	10.50%
Asset Allocation	EQ/All Asset Growth Allocation - EIMG	1.25%	12.29%	7.33%	9.44%
Equity	EQ/American Century Mid Cap Value - EIMG; American Century Investment Management, Inc.	1.00%^	1.32%	—	—
Asset Allocation	EQ/Balanced Strategy†(1) - EIMG	0.99%	11.20%	7.24%	7.50%
Equity	EQ/Clearbridge Select Equity Managed Volatility† - EIMG; BlackRock Investment Management, LLC; ClearBridge Investment, LLC	1.06%^	36.15%	17.81%	16.14%
Equity	EQ/Common Stock Index - EIMG; AllianceBernstein L.P.	0.68%^	19.76%	13.68%	14.61%
Asset Allocation	EQ/Conservative Allocation† - EIMG	1.00%^	7.35%	4.90%	4.51%
Asset Allocation	EQ/Conservative Growth Strategy† - EIMG	0.99%	9.93%	6.43%	6.45%
Asset Allocation	EQ/Conservative Plus Allocation† - EIMG	1.09%	9.96%	6.33%	6.51%
Asset Allocation	EQ/Conservative Strategy† - EIMG	0.95%^	7.26%	4.84%	4.32%
Fixed Income	EQ/Core Bond Index - EIMG; SSgA Funds Management, Inc.	0.65%^	6.09%	4.17%	3.06%
Fixed Income	EQ/Core Plus Bond(2) - EIMG; BlackRock Investment Management, LLC; Brandywine Global Investment Management, LLC; Loomis, Sayles & Company, L.P.	0.95%^	14.64%	6.86%	5.11%
International	EQ/Emerging Markets Equity PLUS - EIMG; AllianceBernstein L.P.; EARNST Partners, LLC	1.29%^	14.10%	4.53%	10.91%
Equity	EQ/Equity 500 Index - EIMG; AllianceBernstein L.P.	0.55%^	17.78%	13.53%	14.52%
Equity	EQ/Fidelity® Institutional AM® Large Cap - EIMG; FIAM LLC	0.87%^	26.32%	—	—
Asset Allocation	EQ/Franklin Balanced Managed Volatility†(3) - EIMG; BlackRock Investment Management, LLC; Franklin Advisers, Inc.	1.05%^	5.69%	5.64%	7.46%

Type	Portfolio Name -Investment Adviser, Sub-Adviser(s), as applicable	Current Expenses	Average Annual Total Returns (as of 12/31/2020)
			1 year	5 year	10 year
Equity	EQ/Franklin Small Cap Value Managed Volatility† - EIMG; BlackRock Investment Management, LLC; Franklin Mutual Advisers, LLC	1.06%^	12.31%	7.10%	11.38%
Fixed Income	EQ/Global Bond PLUS(3) - EIMG; BlackRock Investment Management, LLC; Wells Fargo Asset Management (International), Limited and Wells Capital Management, Inc.	0.95%^	8.54%	4.29%	3.63%
International	EQ/Global Equity Managed Volatility† - EIMG; BlackRock Investment Management, LLC; Morgan Stanley Investment Management Inc.; Invesco Advisors, Inc.	1.10%^	14.22%	7.93%	10.62%
Equity	EQ/Goldman Sachs Mid Cap Value - EIMG; Goldman Sachs Asset Management, L.P.	1.09%^	8.46%	—	—
Fixed Income	EQ/Intermediate Government Bond - EIMG; SSgA Funds Management, Inc.	0.65%^	4.34%	3.08%	2.00%
International	EQ/International Core Managed Volatility† - EIMG; BlackRock Investment Management, LLC; Harris Associates L.P.	1.06%	8.45%	4.18%	7.44%
International	EQ/International Equity Index - EIMG; AllianceBernstein L.P.	0.79%^	3.89%	2.47%	6.26%
International	EQ/International Managed Volatility† - EIMG; AllianceBernstein L.P.; BlackRock Investment Management, LLC	0.89%	6.63%	3.48%	6.57%
International	EQ/International Value Managed Volatility† - EIMG; BlackRock Investment Management, LLC; Harris Associates L.P.	1.06%	4.20%	2.18%	5.81%
Equity	EQ/Invesco Comstock - EIMG; Invesco Advisers, Inc.	1.00%^	-0.77%	2.81%	8.52%
International	EQ/Invesco Global - EIMG; Invesco Advisers, Inc.	1.15%^	27.01%	12.95%	14.35%
Speciality	EQ/Invesco Global Real Assets(4) - EIMG; Invesco Advisers, Inc.; Invesco Asset Management Ltd.	1.20%^	-12.22%	—	—
International	EQ/Invesco International Growth - EIMG; Invesco Advisers, Inc.	1.15%^	13.61%	—	—
Equity	EQ/Janus Enterprise - EIMG; Janus Capital Management LLC	1.05%^	18.81%	16.77%	14.27%
Equity	EQ/JPMorgan Value Opportunities - EIMG; J.P. Morgan Investment Management Inc.	0.98%	11.09%	6.23%	11.39%
Equity	EQ/Large Cap Core Managed Volatility† - EIMG; BlackRock Investment Management, LLC; Capital International, Inc.; GQG Partners LLC; Vaughan Nelson Investment Management	0.91%	16.36%	12.27%	13.63%
Equity	EQ/Large Cap Growth Index - EIMG; AllianceBernstein L.P.	0.73%	37.36%	22.03%	20.08%
Equity	EQ/Large Cap Growth Managed Volatility† - EIMG; BlackRock Investment Management, LLC; HS Management Partners, LLC; Loomis Sayles & Company, L.P.; Polen Capital Management, LLC; T. Rowe Price Associates, Inc.	0.86%	31.99%	19.65%	18.48%
Equity	EQ/Large Cap Value Index - EIMG; AllianceBernstein L.P.	0.75%	2.23%	5.39%	9.02%
Equity	EQ/Large Cap Value Managed Volatility† - EIMG; AllianceBernstein L.P., Aristotle Capital Management, LLC; Massachusetts Financial Services Company d/b/a MFS Investment Management	0.86%	5.70%	6.10%	9.42%
International	EQ/Lazard Emerging Markets Equity - EIMG; Invesco Advisers, Inc.; Lazard Asset Management LLC	1.35%^	-1.56%	—	—
Equity	EQ/Loomis Sayles Growth - EIMG; Loomis, Sayles & Company, L.P.	1.05%^	30.85%	18.60%	19.11%
International	EQ/MFS International Growth - EIMG; Massachusetts Financial Services Company d/ b/a MFS Investment Management	1.10%^	15.40%	10.01%	12.38%
International	EQ/MFS International Intrinsic Value - EIMG; Massachusetts Financial Services Company d/ b/a MFS Investment Management	1.15%^	20.02%	—	—
Equity	EQ/MFS Mid Cap Focused Growth - EIMG; Massachusetts Financial Services Company d/ b/a MFS Investment Management	1.10%^	29.76%	—	—
Speciality	EQ/MFS Technology - EIMG; Massachusetts Financial Services Company d/ b/a MFS Investment Management	1.13%	46.83%	—	—
Speciality	EQ/MFS Utilities - EIMG; Massachusetts Financial Services Company d/ b/a MFS Investment Management	1.05%^	5.54%	—	—
Equity	EQ/Mid Cap Index - EIMG; AllianceBernstein L.P.	0.72%	12.84%	7.71%	11.59%
Equity	EQ/Mid Cap Value Managed Volatility† - EIMG; BlackRock Investment Management, LLC; Diamond Hill Capital Management, Inc.; Wellington Management Company, LLP	0.97%	4.99%	4.83%	8.77%
Asset Allocation	EQ/Moderate Allocation† - EIMG	1.08%	11.27%	6.98%	7.45%
Asset Allocation	EQ/Moderate Growth Strategy† - EIMG	1.00%	12.38%	7.94%	8.52%
Asset Allocation	EQ/Moderate Plus Allocation† - EIMG	1.12%	14.13%	8.47%	9.48%
Money Market	EQ/Money Market* - EIMG; BNY Mellon Investment Advisers, Inc.	0.71%	0.20%	1.00%	0.68%
Equity	EQ/Morgan Stanley Small Cap Growth - EIMG; BlackRock Investment Management, LLC; Morgan Stanley Investment Management Inc.	1.15%^	95.73%	35.80%	27.59%
Fixed Income	EQ/PIMCO Global Real Return - EIMG; Pacific Investment Management Company LLC	0.98%	10.33%	5.59%	5.97%
Fixed Income	EQ/PIMCO Ultra Short Bond - EIMG; Pacific Investment Management Company LLC	0.80%^	1.17%	1.56%	1.70%
Fixed Income	EQ/Quality Bond PLUS - EIMG; AllianceBernstein L.P.; Pacific Investment Management Company LLC	0.80%	5.98%	3.90%	2.84%

Type	Portfolio Name -Investment Adviser, Sub-Adviser(s), as applicable	Current Expenses	Average Annual Total Returns (as of 12/31/2020)
			1 year	5 year	10 year
Equity	EQ/Small Company Index - EIMG; AllianceBernstein L.P.	0.64%	19.73%	9.95%	12.81%
Equity	EQ/T. Rowe Price Growth Stock - EIMG; T. Rowe Price Associates, Inc.	1.00%^	36.56%	20.77%	18.94%
Equity	EQ/Value Equity - EIMG; Aristotle Capital Management, LLC	0.92%	2.81%	5.30%	8.29%
Speciality	EQ/Wellington Energy - EIMG; Wellington Management Company, LLP	1.19%^	-37.39%	—	—
Equity	Multimanager Aggressive Equity - EIMG; 1832 Asset Management U.S. Inc.; AllianceBernstein L.P.; ClearBridge Investments, LLC; T. Rowe Price Associates, Inc.; Westfield Capital Management Company, L.P.	0.97%	38.82%	22.70%	20.02%
Fixed Income	Multimanager Core Bond - EIMG; Lord, Abbett & Co. LLC	0.90%^	6.28%	4.39%	3.74%
Speciality	Multimanager Technology - EIMG; AllianceBernstein L.P.; Allianz Global Investors U.S. LLC; Wellington Management Company, LLC	1.25%^	53.26%	29.30%	26.79%
Asset Allocation	Target 2015 Allocation - EIMG	1.10%^	10.26%	6.70%	7.38%
Asset Allocation	Target 2025 Allocation - EIMG	1.10%^	12.20%	7.95%	9.28%
Asset Allocation	Target 2035 Allocation - EIMG	1.09%	13.70%	8.89%	10.42%
Asset Allocation	Target 2045 Allocation - EIMG	1.10%	14.07%	9.28%	11.16%
Asset Allocation	Target 2055 Allocation - EIMG	1.10%^	14.89%	9.94%	12.12%
^	This Portfolio’s annual expenses reflect temporary fee reductions.
Δ

Certain other affiliated Portfolios, as well as unaffiliated Portfolios, may utilize volatility management techniques that differ from the EQ volatility management strategy. Affiliated Portfolios that utilize these volatility management techniques are identified in the chart by a “Δ”. Any such unaffiliated Portfolio is not identified in the chart. See “Portfolios of the Trusts” in “Purchasing the Contract” in the prospectus for more information regarding volatility management.

†

Indicates the EQ Managed Volatility Portfolios that include the EQ volatility management strategy as part of their investment objective and/or principal investment strategy, and the EQ Fund of Fund Portfolios that invest in other Portfolios that use the EQ volatility management strategy. See “Portfolios of the Trusts” in “Purchasing the Contract” in the prospectus for more information regarding volatility management.

*

The Portfolio operates as a “government money market fund.” The Portfolio will invest at least 99.5% of its total assets in U.S. government securities, cash, and/or repurchase agreements that are fully collateralized by U.S. government securities or cash.

(1)

This is the surviving variable investment option of a Portfolio merger on or about June 18, 2021. The acquired variable investment option is EQ/Franklin Balanced Managed Volatility which may continue to be used in certain documents for a period of time after the date of the prospectus.

(2)

This is the surviving variable investment option of a Portfolio merger on or about June 18, 2021. The acquired variable investment option is EQ/Global Bond PLUS which may continue to be used in certain documents for a period of time after the date of the merger.

(3)

This is the acquired variable investment option of a Portfolio merger on or about June 18, 2021 and it will no longer be available for investment after the merger. It may continue to be used in certain documents for a period of time after the date of the merger.

(4)

This is the variable investment option’s new name. The variable investment option’s former name is EQ/Invesco Global Real Estate which may continue to be used in certain documents for a period of time after the date of the prospectus.

Unaffiliated Portfolio Companies:

Type	Portfolio Name -Investment Adviser, Sub-Adviser(s), as applicable	Current Expenses	Average Annual Total Returns (as of 12/31/2020)
			1 year	5 year	10 year
Fixed Income	American Funds Insurance Series® The Bond Fund of America(1) - Capital Research and Management Company	0.71%^	9.38%	4.66%	3.67%
Equity	Fidelity VIP Equity Income PortfolioSM - Fidelity Management & Research Company (FMR)	0.78%	6.44%	10.41%	9.89%
Equity	Fidelity VIP Mid Cap - Fidelity Management & Research Company (FMR)	0.87%	17.87%	10.79%	9.22%
Equity	Invesco V.I. Diversified Dividend - Invesco Advisers, Inc.	0.96%	-0.13%	7.35%	9.71%
Fixed Income	Invesco V.I. High Yield - Invesco Advisers, Inc.	1.05%^	19.63%	12.59%	11.85%
Equity	Invesco V.I. Main Street Fund(2) - Invesco Advisers, Inc.	1.05%^	13.69%	12.31%	12.01%
Equity	Invesco V.I. Main Street Mid Cap Equity(3) - Invesco Advisers, Inc.	1.19%	8.94%	9.33%	7.55%
Equity	Invesco V.I. Small Cap Equity - Invesco Advisers, Inc.	1.21%	26.87%	11.55%	9.87%
Fixed Income	Ivy VIP High Income - Ivy Investment Management Company	0.97%	6.03%	7.42%	6.52%
Equity	Ivy VIP Small Cap Growth - Ivy Investment Management Company	1.15%^	37.66%	15.59%	11.15%
Equity	MFS® Investors Trust - Massachusetts Financial Services Company d/b/a MFS Investment Management	1.04%^	13.60%	13.38%	12.22%
Equity	MFS®Massachusetts Investors Growth Stock - Massachusetts Financial Services Company d/b/a MFS Investment Management	1.04%	22.20%	18.39%	14.71%
Speciality	PIMCO VIT CommodityRealReturn Strategy - Pacific Investment Management Company LLC	1.34%^	1.23%	2.54%	-5.49%
Speciality	Templeton Global Bond VIP Fund - Van Eck Associates Corporation	0.74%^	-5.28%	0.66%	1.56%
Speciality	VanEck VIP Global Resources(4) - Van Eck Associates Corporation	1.38%	18.83%	5.93%	-3.83%
^	This Portfolio’s annual expenses reflect temporary fee reductions.
(1)

This is the variable investment option’s new name. The variable investment option’s former name is American Funds Insurance Series® Bond Fund which may continue to be used in certain documents for a period of time after the date of the prospectus.

(2)

This is the variable investment option’s new name. The variable investment option’s former name is Invesco Oppenheimer V.I. Main Street Fund which may continue to be used in certain documents for a period of time after the date of the prospectus

(3)

This is the variable investment option’s new name. The variable investment option’s former name is Invesco V.I. Mid Cap Core Equity Fund which may continue to be used in certain documents for a period of time after the date of the prospectus.

(4)

This is the variable investment option’s new name. The variable investment option’s former name is VanEck VIP Global Hard Assets Fund which may continue to be used in certain documents for a period of time after the date of the prospectus.

Investment Options: The following are Investment Options A and B, as referred to in the “Selecting your investment method” section in “Purchasing the Contract” in the prospectus.

Investments Options A
Guaranteed Interest Option
1290 VT DoubleLine Dynamic Allocation	EQ/Large Cap Core Managed Volatility
1290 VT Equity Income	EQ/Large Cap Growth Managed Volatility
1290 VT GAMCO Small Company Value	EQ/Large Cap Value Index
1290 VT Small Cap Value	EQ/Large Cap Value Managed Volatility
1290 VT SmartBeta Equity	EQ/Lazard Emerging Markets Equity
1290 VT Socially Responsible	EQ/Loomis Sayles Growth
EQ/2000 Managed Volatility	EQ/MFS International Growth
EQ/400 Managed Volatility	EQ/MFS International Intrinsic Value
EQ/500 Managed Volatility	EQ/MFS Mid Cap Focused Growth
EQ/AB Dynamic Moderate Growth	EQ/MFS® Technology
EQ/AB Small Cap Growth	EQ/MFS® Utilities
EQ/Aggressive Allocation	EQ/Mid Cap Index
EQ/Aggressive Growth Strategy	EQ/Mid Cap Value Managed Volatility
EQ/All Asset Growth Allocation	EQ/Moderate Allocation
EQ/American Century Mid Cap Value	EQ/Moderate Growth Strategy
EQ/Balanced Strategy	EQ/Moderate Plus Allocation
EQ/Clearbridge Select Equity Managed Volatility	EQ/Morgan Stanley Small Cap Growth
EQ/Common Stock Index	EQ/Small Company Index
EQ/Conservative Allocation	EQ/T. Rowe Price Growth Stock
EQ/Conservative Growth Strategy	EQ/Value Equity
EQ/Conservative Plus Allocation	EQ/Wellington Energy
EQ/Conservative Strategy	Fidelity VIP Equity Income PortfolioSM
EQ/Emerging Markets Equity PLUS	Fidelity VIP Mid Cap
EQ/Equity 500 Index	Invesco V.I. Diversified Dividend
EQ/Fidelity® Institutional AM® Large Cap	Invesco V.I. Main Street Fund
EQ/Franklin Balanced Managed Volatility(1)	Invesco V.I. Main Street Mid Cap Equity
EQ/Franklin Small Cap Value Managed Volatility	Invesco V.I. Small Cap Equity
EQ/Global Equity Managed Volatility	Ivy VIP Small Cap Growth
EQ/Goldman Sachs Mid Cap Value	MFS® Investors Trust
EQ/International Core Managed Volatility	MFS®Massachusetts Investors Growth Stock
EQ/International Equity Index	Multimanager Aggressive Equity
EQ/International Managed Volatility	Multimanager Technology
EQ/International Value Managed Volatility	PIMCO VIT CommodityRealReturn Strategy
EQ/Invesco Comstock	Target 2015 Allocation
EQ/Invesco Global	Target 2025 Allocation
EQ/Invesco Global Real Assets	Target 2035 Allocation
EQ/Invesco International Growth	Target 2045 Allocation
EQ/Janus Enterprise	Target 2055 Allocation
EQ/JPMorgan Value Opportunities	VanEck VIP Global Resources
EQ/Large Cap Growth Index
(1)	This is the acquired variable investment option of a Portfolio merger on or about June 18, 2021 and it will no longer be available for investment after the date of the merger.

Investments Options B
1290 VT DoubleLine Opportunistic Bond	EQ/PIMCO Global Real Return
1290 VT High Yield Bond	EQ/PIMCO Ultra Short Bond
American Funds Insurance Series® The Bond Fund of America	EQ/Quality Bond PLUS
EQ/Core Bond Index	Invesco V.I. High Yield
EQ/Core Plus Bond	Ivy VIP High Income
EQ/Global Bond PLUS(1)	Multimanager Core Bond
EQ/Intermediate Government Bond	Templeton Global Bond VIP Fund
EQ/Money Market

(1)

This is the acquired variable investment option of a Portfolio merger on or about June 18, 2021 and it will no longer be available for investment after the merger. It may continue to be used in certain documents for a period of time after the date of the merger.

The Personal Income Benefit variable investment options are limited to those listed below.

For allocations to your Personal Income Benefit account value	For allocations to your Non-Personal Income Benefit account value
Personal Income Benefit EQ/Balanced Strategy	EQ/Balanced Strategy
Personal Income Benefit EQ/Conservative Growth Strategy	EQ/Conservative Growth Strategy
Personal Income Benefit EQ/Conservative Strategy	EQ/Conservative Strategy
Personal Income Benefit EQ/Moderate Growth Strategy	EQ/Moderate Growth Strategy
Personal Income Benefit EQ/AB Dynamic Moderate Growth	EQ/AB Dynamic Moderate Growth

EQUI-VEST® Strategies (Series 901)

Issued by

Equitable Financial Life Insurance Company

1290 Avenue of the Americas

New York, NY 10104

(212) 554-1234

We have filed with the Securities and Exchange Commission a Prospectus and a Statement of Additional Information (“SAI”) that include additional information about EQUI-VEST® Strategies (Series 901), the Company and Separate Account A. The Prospectus and SAI each dated May 1, 2021 are incorporated by reference into this Summary Prospectus. The Prospectus and SAI are available free of charge. To request a copy of either document, to ask about your contract, or to make other investor inquiries, please call (800) 628-6673. The Prospectus and SAI are also available at our website, www.equitable.com/ICSR#EQH146659.

Class/Contract Identifier: C000078184

EQUI-VEST®  is issued by and is a registered service mark of Equitable Financial Life Insurance Company (Equitable).

Co-distributed by affiliates Equitable Advisors, LLC (Equitable Financial Advisors in MI and TN) and Equitable Distributors, LLC., 1290 Avenue of the Americas, New York, NY 10104.

Copyright 2021 Equitable Financial Life Insurance Company. All rights reserved.

Equitable Financial Life Insurance Company, 1290 Avenue of the Americas, New York, NY 10104 (212) 554-1234

(#134281)